Financial Instruments (Notional amount of loan commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loan Commitments By Notional Amount [Line Items]
Ordinary course of business lending commitments	$ 3,239	$ 4,253
Notional amount
Loan Commitments By Notional Amount [Line Items]
Excluded investment commitments	835	1,214
Inventory financing arrangements excluded	15,041	13,502
Commercial
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	14,681	16,570
Commitments Associated with Secured Financing Arrangements	10,509	11,629
Maximum Commitments Associated with Secured Financing Arrangements	12,353	14,590
Consumer Principally Credit Cards
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	$ 306,188	$ 290,662